Shareholder Report	6 Months Ended		120 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust IV
Entity Central Index Key		0001644419
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000241373
Shareholder Report [Line Items]
Fund Name	National Security Emerging Markets Index ETF
Trading Symbol	NSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 6, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.
Additional Information Phone Number	833-906-5569
Additional Information Website	www.nationalsecurityindex.com
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$33	0.75%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Over the reporting period, the Fund generated positive returns in line with globally diversified emerging markets equities. The largest contributors to performance came from the information technology sector, with semiconductor manufacturers surging alongside higher demand for artificial intelligence-related companies. Energy, financial and industrial sector equities also contributed to performance, rallying on positive global economic data, while rate-sensitive real estate and utility stocks benefited from better-than-expected inflation reports. Defensive sectors, including health care, consumer staples and communications, detracted from performance in this risk-on environment. The materials sector was the largest detractor amid lower inflation expectations. Asia Pacific countries contributed the most to performance, with tech-heavy Taiwan and South Korea leading the region. India and China-based equities also contributed to performance, but Indonesia was a net detractor. In the Americas, Mexico, Colombia and Peru contributed to performance, while Brazil and Chile lagged the index.

Contributors

• Exposure to information technology sector

• Exposure to semiconductor industry

• Exposure to Taiwan and South Korea

Detractors

• Exposure to defensive sectors

• Exposure to Brazil and Indonesia

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	National Security Emerging Markets Index ETF - NAV	MSCI Emerging Markets Index	Alerian National Security Emerging Markets Net Total Return Inde
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,504	$10,519	$10,538
01/31/24	$10,006	$10,031	$9,938
02/29/24	$10,524	$10,508	$10,382
03/31/24	$10,640	$10,768	$10,640
04/30/24	$10,528	$10,816	$10,522
05/31/24	$10,781	$10,877	$10,688

Average Annual Return [Table Text Block]
Name	Since Inception (December 6, 2023)
National Security Emerging Markets Index ETF - NAV	7.81%
National Security emerging Markets Index ETF - Market Price	7.97%
Alerian National Security Emerging Markets Net Total Return Inde	6.88%
MSCI Emerging Markets Index	8.77%

Performance Inception Date			Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 7,746,479	$ 7,746,479	$ 7,746,479
Holdings Count | Holding	121	121	121
Advisory Fees Paid, Amount	$ 16,878
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	0.6%
Utilities	2.2%
Health Care	2.8%
Industrials	3.9%
Consumer Staples	4.2%
Energy	5.8%
Materials	6.6%
Communications	13.2%
Consumer Discretionary	15.5%
Financials	19.2%
Technology	21.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	9.0%
PDD Holdings, Inc.	6.2%
Samsung Electronics Company Ltd.	4.6%
HDFC Bank Ltd.	3.7%
Reliance Industries Ltd.	2.4%
ICICI Bank Ltd.	2.2%
Chunghwa Telecom Company Ltd.	2.0%
MercadoLibre, Inc.	1.9%
KB Financial Group, Inc.	1.7%
Infosys Ltd.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.